Significant Accounting Policies	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

A.	Basis of Presentation:

The financial statements have been prepared in conformity with accounting principles generally accepted in United Sates of America (“US GAAP”).

B.	Use of estimates in the preparation of financial statements:

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Company’s management believes that the estimates, judgment and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect reported amounts and disclosures made. Actual results could differ from those estimates.

C.	Financial statement in U.S. dollars:

The functional currency of the Company is the U.S. dollar (“dollar” or “USD”) since the dollar is the currency of the primary economic environment in which the Company has operated and expects to continue to operate in the foreseeable future.

Transactions and balances denominated in dollars are presented at their original amounts. Transactions and balances denominated in foreign currencies have been re-measured to dollars in accordance with the provisions of Accounting Standards Codification (“ASC”) 830-10, “Foreign Currency Translation.”

All transaction gains and losses from re-measurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the statement of comprehensive loss as financial income or expenses, as appropriate.

D.	Cash and cash equivalents:

Cash equivalents are short-term highly liquid investments that are readily convertible to cash with maturities of three months or less as of the date acquired.

E.	Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, at the following annual rates:

%
Computers and software	15-33
Office furniture and equipment	7
Leasehold improvements	Over the shorter of the related lease period or the life of the asset

F.	Fair value of financial instruments:

The carrying values of cash and cash equivalents, short term deposits, other current receivables, marketable equity securities, trade payables and other accounts payable approximate their fair value due to the short-term maturity of these instruments.

G.	Marketable equity securities:

Marketable equity securities classified as trading are recorded at fair value. The fair value is based on the current market value. Unrealized gains and losses before the securities are sold are reported in the statement of comprehensive loss.

H.	Non-Marketable equity securities:

Equity investments without readily determinable fair value are carried at cost minus impairment, if any. When an observable price change in orderly transactions for the identical or a similar investment of the same issuer has occurred, the Company elects to carry those equity investments at fair value as of the date that the observable transaction occurred.

I.	Investment in Affiliate Company:

Investment in ordinary shares of an entity in which the Company can exercise significant influence but does not own a majority equity interest or otherwise control is accounted for using the equity method and is included as an investment in an affiliate company in the consolidated balance sheet. The Company records its share in undistributed earnings and losses since acquisition in the consolidated statements of operations.

The Company reviews its investment for other-than-temporary impairment whenever events or changes in business circumstances indicate that the carrying value of the investment may not be fully recoverable.

J.	Leases:

Operating leases are included in operating lease right-of-use (“ROU”) assets and operating lease liabilities in the Company’s consolidated balance sheet. ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities were recognized based on the present value of the remaining lease payments over the lease term. When the Company’s lease did not provide an implicit rate, the Company used its incremental borrowing rate in determining the present value of lease payments. The Company used the implicit rate when readily determinable. The operating lease ROU asset excludes lease incentives. The lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Lease expense for lease payments are recognized on a straight-line basis over the lease term.

The Company has lease agreements with lease and non-lease components, which are generally accounted for separately. For certain equipment leases, such as cars, the Company accounts for the lease and non-lease components as a single lease component. Additionally, for certain equipment leases, the Company applies a portfolio approach to effectively account for the operating lease ROU assets and liabilities.

The Company has made an accounting policy election not to recognize ROU assets and lease liabilities that arise from short-term leases for facilities and equipment. Instead, the Company recognizes the lease payments in the consolidated statement of operations on a straight-line basis over the lease term and variable lease payments in the period in which the obligation for those payments is incurred.

K.	Share-based compensation:

The Company accounts for stock-based compensation expense based on estimated grant date fair value, using the Black-Scholes option-pricing model. The fair value is recognized as an expense in the consolidated financial statements over the requisite service periods. The determination of fair value and the timing of expense using option pricing models such as the Black-Scholes model require the input of subjective assumptions, including the expected term and the expected price volatility of the underlying stock. The Company estimates the expected term assumption using the “simplified” method. In determining the Company’s expected stock price volatility assumption, the Company reviews the historical and implied volatility of the Company’s Ordinary Shares. The Company has historically not paid dividends and has no foreseeable plans to issue dividends. The risk-free interest rate is based on the yield from governmental zero-coupon bonds with an equivalent term.

L.	Basic and diluted net loss per share:

Basic loss per share is calculated by dividing the net loss by the weighted average number of Ordinary Shares outstanding during the year. Diluted loss per share is calculated by dividing the net loss by the weighted average number of Ordinary Shares outstanding plus the number of additional Ordinary Shares that would have been outstanding if all potentially dilutive Ordinary Shares had been issued, using the treasury stock method, in accordance with ASC 260-10, “Earnings per Share.” Potentially dilutive Ordinary Shares were excluded from the diluted loss per share calculation because they were anti-dilutive.

The weighted average number of Ordinary Shares outstanding has been retroactively restated for the equivalent number of shares received by the accounting acquirer as a result of the reverse recapitalization as if these shares had been outstanding as of the beginning of the earliest period presented.

The following table present summarized basic and diluted per Ordinary Share and per ADS:

	Year ended December 31,
	2020	2019	2018

Net loss	15,375	15,439	14,657

Basic and diluted loss per Ordinary Share (in USD)	(0.07)	(0.10)	(0.12)

Basic and diluted loss per ADS (in USD)	(0.35)	(0.52)	(0.61)

Weighted average number of Ordinary Shares outstanding used in computing basic and diluted loss per share - in thousands	219,913	149,534	120,612

Weighted average number of ADSs outstanding used in computing basic and diluted loss per ADS - in thousands	43,983	29,907	24,122

M.	Research and development expenses, net:

Research and development expenses are charged to the statement of comprehensive loss as incurred.

N.	Reclassification:

Certain amounts in prior years consolidated financial statements have been reclassified to conform to the current year’s presentation.

O.	Recently Adopted Accounting Pronouncements

In June 2016, the Financial Accounting Standards Board (the “FASB”) issued a new standard, Accounting Standards Update (“ASU”) 2016 -13, “Financial Instruments—Credit Losses,” requiring measurement and recognition of expected credit losses on certain types of financial instruments. It also modifies the impairment model for available-for-sale debt securities and provides for a simplified accounting model for purchased financial assets with credit deterioration since their origination. The Company adopted this ASU, effective January 1, 2020, using the modified retrospective approach, and the effect on the Company’s consolidated condensed financial statements and related disclosures was not material.

P.	Recent Accounting Standards

In December 2019, the FASB issued ASU 2019-12, “Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes,” which is intended to simplify various aspects related to accounting for income taxes. ASU 2019-12 removes certain exceptions to the general principles in Topic 740 and also clarifies and amends existing guidance to improve consistent application. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020, with early adoption permitted. The adoption of this ASU did not have a significant impact on its financial position or results of operations.

In January 2020, the FASB issued ASU 2020-01, Investments—Equity Securities (Topic 321), Investments—Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815)—Clarifying the Interactions between Topic 321, Topic 323, and Topic 815. The ASU is based on a consensus of the Emerging Issues Task Force and is expected to increase comparability in accounting for these transactions. ASU 2016-01 made targeted improvements to accounting for financial instruments, including providing an entity the ability to measure certain equity securities without a readily determinable fair value at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. Among other topics, the amendments clarify that an entity should consider observable transactions that require it to either apply or discontinue the equity method of accounting. The ASU is effective for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years. The adoption of this ASU did not have a material impact on our consolidated financial position, results of operations, cash flows, or presentation thereof.